Note 14 - Warehouse Credit Facilities - Mortgage Warehouse Credit Facilities (Details) - Warehouse Credit Facilities [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Oct. 20, 2021	Apr. 28, 2021	Dec. 31, 2020
Maximum Capacity	$ 400,000			$ 400,000
Carrying value	162,911			218,018
Facility A [Member]
Maximum Capacity	125,000	$ 125,000		275,000
Carrying value	70,694			167,004
Facility B [Member]
Maximum Capacity	125,000			125,000
Carrying value	49,860			51,014
Facility C [Member]
Maximum Capacity	150,000		$ 150,000	0
Carrying value	$ 42,357			$ 0